Financial investments (Details Narrative) - Financial assets at fair value through profit or loss, category [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Deposits yields rate	0.52%	0.76%
Restricted funds investments member | Interbank deposit rate member
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Restricted fund	R$ 835,517
Bank deposits	R$ 16,845
Deposits yields rate	100.00%